Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2019
Investments in Associates.
Summary of investments in associates
a)	As of December 31, 2019, investments in associates are as follows:

		Investment
	Entity's share as of December 31,	Investment amount as of December 31	Income as of December 31
Entity	2019	2019	2019
	%	MM$	MM$
Nexus S.A (*)	12.90%	2,281	(133)
Transbank S.A (*)	8.72%	7,324	665
Totals		9,605	532

(*) This investments were previously classified as “Financial instruments at fair value through profit or loss” and classified as associates since significant influence was gained. Acquisition cost is deemed to be equivalent to the fair value of each investment as of the date in which it became an associate.

Summarized financial information of associates

	As of December 31
	2019
	Assets	Liabilities	Equity	Income
	MCh$	MCh$	MCh$	MCh$
Nexus S.A	31,147	13,472	4,097	13,578
Transbank S.A	1,217,448	1,134,781	69,265	13,402
Totals	1,248,595	1,148,253	73,362	26,980

Schedule of dividends received from associates

2019
MCh$
Dividends received (**)	268
Totals	268

Schedule of movements in investments in associates

2019
MCh$
Opening balance as of January 1, 2019	—
Investment acquisition	—
Sale of investments	—
Initial application of equity method (**)	9,073
Participation in income	532
Ending balance as of December 31, 2019	9,605